RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Sep. 13, 2017	May 31, 2018	May 31, 2017	Apr. 16, 2017
Number of shares purchased		750,000
Proceeds from sale of Private Units		$ 2,615,000
Montly fees for office space, utilities and secretarial and administrative support		10,000
General and administrative expense		70,000
Amount of loan for Initial Public Offering and working capital purposes		201,707
Loan payable - Related party		81,618	$ 30,672
Repayment of loan		$ 120,089
Over-Allotment Option [Member]
Sale of stock, price per share (in dollars per share)	$ 10.00
Number of shares purchased	200,000	26,250
Private Placement [Member]
Sale of stock, price per share (in dollars per share)		$ 10.00
Number of shares purchased	7,000	254,500
Proceeds from sale of Private Units		$ 2,545,000
Common Stock [Member]
Shares issued		2,252,743	1,437,500
Stock issued for capital contribution			$ 25,000
Sale of stock, price per share (in dollars per share)		$ 12.00